A lot of
stock ideas
blow our
way...










                                                              At Choice,
                                                              we invest
                                                              in only our
                                                              best ideas.


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Choice Focus Fund
Choice Balanced Fund
Semi-Annual Report
April 30, 2002

                              Choice Funds

                           Semi-Annual Report
                             April 30, 2002



                            Table of Contents

Perspectives from Patrick Adams. . . . . . . . . . . . . . . . . . . . .2

Choice Focus Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .3

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .4

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .7

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .8

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . .9

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 10

Choice Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . 11

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . 12

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . 15

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . 16

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . 17

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 18

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 19

PERSPECTIVES FROM PATRICK ADAMS...


[PHOTO]


We believe the economy is beginning a cyclical improvement, however, there is still a debate between the bulls and the bears as to the magnitude of the recovery. We fall somewhere in the middle because of a lack of a good fiscal stimulus package. Monetary policy clearly has the potential to stimulate the economy. The 5.6% GDP growth in the first quarter was strong, however, a significant part of the GDP growth was related to inventory replenishment. Final demand will likely accelerate as the year progresses. We believe the economy will grow somewhere between 3%-5% most of the quarters this year.

From our quantitative analysis, the majority of earnings reported for the period of the first quarter were better than expected, which was the first time in roughly eight quarters. Corporate America has been aggressively cutting expenses, which is evident by the very robust productivity numbers reported for the first quarter. We believe earnings could be significantly better than expected if final demand actually improves.

For the six-month period ended 04/30/02, the market continued its downtrend, as investors remained skeptical with the uncertainties that existed in the overall economy and the uncertainties around corporate
earnings.   The technology sector experienced the biggest decline as
indicated by the Nasdaq 100 Index, which was down -6.40% for this period. The Nasdaq Composite Index was up 0.06% and the S&P 500(R) Stock Index was up slightly, 2.31% for the six-month period.

The Choice Focus and Balanced Funds were negatively impacted because of their weighting in the technology sector, however, positively impacted by exposure to the consumer sector. The performance of the funds was about in line with the indices we most frequently track: the Nasdaq 100 Index, the Nasdaq Composite Index and the S&P 500(R) Stock Index over the period. The Focus Fund was down -2.54% and the Balanced Fund was approximately flat, at 0.32% (see accompanying table for longer term performance-related information.) Our investment strategy focused on early cycle sectors--technology, consumer cyclical, and financial sectors, which have the potential to benefit as the economy comes out of a recession.

For the six-month period ended 04/30/02, the best performing stocks in the Focus Fund portfolio were quality consumer companies, such as Ann Taylor Stores, Clear Channel, Viacom Inc. and Home Depot. In addition, the Focus and Balanced Funds did well in the semiconductor sector with Cypress Semiconductors, Texas Instruments, Teradyne, and Analog Devices.(1)

The stock that hurt both funds was Tyco International.(1) We were surprised as to the magnitude of the decline in a company, which we believe has good quality businesses that are supported by strong cash flows.

At Choice, we look for great companies that we believe can become big investments. We do not limit our potential universe of stocks; we can invest in any size company. We look for companies that in our opinion have strong long-term earnings growth potential, strong or improving fundamentals and reasonable valuations. We will generally own 20-30 core positions in the Choice Focus Fund.(2) The Balanced Fund will typically have a significant portion of its assets in fixed income securities.(2)

It is our goal to pick great stocks and focus on only our best ideas. With fewer positions in our portfolio, we are better able to manage the portfolio on a day-to-day basis and have the ability to quickly sell a position when we believe the need arises. With a limited number of positions to watch over, we also have additional time to evaluate potentially great opportunities for the Funds.

Sincerely,


/s/ PATRICK ADAMS
Patrick Adams

(1) As of April 30, 2002, Home Depot and Texas Instruments comprised 4.67% and 0.62%, respectively, of the Focus Fund's portfolio, and Tyco International comprised 1.94% of the Balanced Fund's portfolio. For a complete listing of each Fund's holdings as of April 30, 2002, please see page 4 (Focus Fund) and page 12 (Balanced Fund). Portfolio composition will change over time due to ongoing management of the Funds. Reference to a specific stock or sector is not a recommendation to buy or sell any security by the Funds, their advisor or distributor.

(2) The Choice Focus Fund is non-diversified, and the equity portion of the Choice Balanced Fund will generally consist of 30-50 securities; therefore, the Funds will be more exposed to individual stock volatility and market pressure than more diversified funds.

2    Choice Funds

                                                        CHOICE FOCUS FUND

                        INVESTMENT RETURNS TABLE*

                                                                 Average Annual
                                           One Year Ended        Since Inception
                                          3-31-02   4-30-02     3-31-02   4-30-02
-----------------------------------------------------------------------------------
Choice Focus Fund                         (16.65)%  (37.95)%    (18.65)%  (21.86)%
-----------------------------------------------------------------------------------
S&P 500(R) Stock Index                      0.24%   (12.63)%     (5.71)%   (7.86)%
-----------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 11-1-99 to 4-30-02
---------------------------------------------------------------------------
                                  FOCUS
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

 1-Nov-99                        10,000.00                      10,000.00
31-Jan-00                        11,680.23                      10,261.46
30-Apr-00                        12,200.69                      10,719.53
31-Jul-00                        14,012.28                      10,590.23
31-Oct-00                        12,781.20                      10,609.14
31-Jan-01                        11,809.78                      10,168.94
30-Apr-01                         8,706.70                       9,328.96
31-Jul-01                         7,772.76                       9,072.71
31-Oct-01                         5,543.37                       7,967.09
31-Jan-02                         6,356.79                       8,527.15
30-Apr-02                         5,402.77                       8,151.17
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return as reflected in the graph for the months of November, 1999 through September, 2000 would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock Index, the Nasdaq Composite Index or the Nasdaq 100 Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


                            CHOICE FOCUS FUND

OBJECTIVE

The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.

STRATEGY

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price.

                                                   Choice Focus Fund    3

CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
April 30, 2002  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   80.6%
               Banking                                          1.4%
       6,000   U.S. Bancorp                                                 $   142,200
                                                                            -----------

               Banks-Money Center                               3.9%
       9,000   Citigroup, Inc.                                                  389,700
                                                                            -----------

               Broadcasting and Cable                           1.9%
      25,000   Regent Communications, Inc.*                                     190,750
                                                                            -----------

               Cable Television                                 1.2%
       5,000   Cablevision Systems Corp.*                                       117,500
                                                                            -----------

               Computers-Integrated Systems                     0.7%
       7,000   Oracle Corp.*                                                     70,280
                                                                            -----------

               Computers-Local Networks                         9.5%
       4,900   Brocade Communications Systems, Inc.*                            125,391
      29,000   Cisco Systems, Inc.*                                             424,850
      61,900   Finisar Corporation*                                             395,541
                                                                            -----------
                                                                                945,782
                                                                            -----------

               Computers-Memory Devices                         4.8%
      34,000   EMC Corp.*                                                       310,760
       6,000   VERITAS Software Corp.*                                          170,040
                                                                            -----------
                                                                                480,800
                                                                            -----------

               Computers-Mini/Micro                             8.8%
      19,000   Intel Corp.                                                      543,590
      40,000   Sun Microsystems, Inc.*                                          327,200
                                                                            -----------
                                                                                870,790
                                                                            -----------

               Computers-Software                               6.4%
      10,000   J.D. Edwards & Co.*                                              111,000
      10,000   Microsoft Corp.*                                                 522,600
                                                                            -----------
                                                                                633,600
                                                                            -----------

               Electronics-Miscellaneous Components             1.2%
      17,000   Solectron Corp.*                                                 124,100
                                                                            -----------

               Electronics-Semiconductor Manufacturing         12.2%
      17,000   Altera Corp.*                                                    349,520
       4,000   Micron Technology, Inc.*                                          94,800
      12,000   PMC-Sierra, Inc.*                                                186,720
       2,000   Texas Instruments, Inc.                                           61,860
      67,000   Vitesse Semiconductor Corp.*                                     400,660
       3,000   Xilinx, Inc.*                                                    113,280
                                                                            -----------
                                                                              1,206,840
                                                                            -----------

See notes to financial statements.

4    Choice Focus Fund

                                                        CHOICE FOCUS FUND

April 30, 2002  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------

               Finance-Investment Broker                        3.0%
       7,000   Merrill Lynch & Co., Inc.                                    $   293,580
                                                                            -----------

               Finance-Mortgage & Related Services              4.0%
       6,000   Federal Home Loan Mortgage Corp.                                 392,100
                                                                            -----------

               Manufacturing                                    2.5%
      13,400   Tyco International Ltd.                                          247,230
                                                                            -----------

               Medical-Ethical Drugs                            1.3%
       3,500   Pfizer, Inc.                                                     127,225
                                                                            -----------

               Pharmaceuticals                                  1.6%
       5,000   King Pharmaceuticals, Inc.*                                      156,700
                                                                            -----------

               Retail-Apparel/Shoes                             1.5%
       5,000   Abercrombie & Fitch Co.*                                         150,000
                                                                            -----------

               Retail-Restaurants                               1.8%
       6,000   CBRL Group, Inc.                                                 182,100
                                                                            -----------

               Retail Wholesale-Building Products               4.7%
      10,000   The Home Depot, Inc.                                             463,700
                                                                            -----------

               Telecommunications-Equipment                     7.4%
      11,500   Microtune, Inc.*                                                 128,225
      18,000   Nortel Networks Corp.*                                            61,200
      43,500   ONI Systems Corp.*                                               227,505
      12,500   Powerwave Technologies, Inc.*                                    149,250
      74,500   Redback Networks, Inc.*                                          168,370
                                                                            -----------
                                                                                734,550
                                                                            -----------

               Telecommunications-Services                      0.8%
      14,500   Qwest Communications International, Inc.                          72,935
       1,380   Worldcom Inc. - MCI Group                                          5,176
                                                                            -----------
                                                                                 78,111
                                                                            -----------

               TOTAL COMMON STOCKS
               (cost $8,867,856)                                              7,997,638
                                                                            -----------

See notes to financial statements.

                                                   Choice Focus Fund    5

CHOICE FOCUS FUND

April 30, 2002 (Unaudited)

Principal Amount                                                            Value
----------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS                          21.0%
  $1,800,000   U.S. Treasury Bill
               1.42%, 05/02/02                                              $ 1,799,930

     283,677   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                     283,677
                                                                            -----------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $2,083,607)                                              2,083,607
                                                                            -----------

               TOTAL INVESTMENTS                              101.6%
               (cost $10,951,463)                                            10,081,245

               Liabilities in excess of Other Assets           (1.6%)          (160,419)
                                                                            -----------

               NET ASSETS                                     100.0%        $ 9,920,826
                                                                            ===========


* Non-income producing











See notes to financial statements.

6    Choice Focus Fund

                                                        CHOICE FOCUS FUND


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $10,951,463)                                    $10,081,245
Deposit at broker                                                                98,965
Receivable for investments sold                                               1,071,290
Receivable for fund shares sold                                                 847,390
Receivable for directed brokerage credits                                         5,946
Interest and dividends receivable                                                 2,373
Other assets                                                                      7,631
                                                                            -----------
Total assets                                                                 12,114,840
                                                                            -----------

LIABILITIES
Payable for investments purchased                                             2,094,739
Payable for fund shares redeemed                                                 45,163
Accrued investment advisory fee                                                   8,189
Accrued distribution fee                                                             43
Accrued expenses                                                                 45,880
                                                                            -----------
Total liabilities                                                             2,194,014
                                                                            -----------
NET ASSETS                                                                  $ 9,920,826
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $36,649,053
Accumulated net realized loss on investments and futures contracts          (25,858,009)
Net unrealized depreciation on investments                                     (870,218)
                                                                            -----------
NET ASSETS                                                                  $ 9,920,826
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                          1,843,819

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $5.38
                                                                            ===========












See notes to financial statements.

                                                   Choice Focus Fund    7

CHOICE FOCUS FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    39,311
Interest                                                                          5,163
                                                                            -----------
TOTAL INVESTMENT INCOME                                                          44,474
                                                                            -----------

EXPENSES
Investment advisory fees                                                         74,881
Fund administration and accounting fees                                          32,530
Transfer agent fees and expenses                                                 25,143
Distribution fees                                                                18,720
Custody fees                                                                      7,297
Professional fees                                                                 7,042
Federal and state registration fees                                               6,294
Reports to shareholders                                                           2,636
Trustees' fees and related expenses                                               2,130
Other                                                                             2,768
                                                                            -----------
Total expenses                                                                  179,441
Less expenses paid indirectly                                                   (44,054)
                                                                            -----------
Net Expenses                                                                    135,387
                                                                            -----------
NET INVESTMENT LOSS                                                             (90,913)
                                                                            -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
  Investment securities                                                        (915,176)
  Futures contracts                                                             (37,269)
Change in unrealized appreciation/depreciation on investments                  (161,589)
                                                                            -----------
NET LOSS ON INVESTMENTS                                                      (1,114,034)
                                                                            -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(1,204,947)
                                                                            ===========










See notes to financial statements.

8    Choice Focus Fund

                                                        CHOICE FOCUS FUND


STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED    YEAR ENDED
                                                        APRIL 30, 2002  OCTOBER 31, 2001
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                      $    (90,913)    $   (301,668)
Net realized loss on:
  Investment securities                                      (915,176)     (24,512,559)
  Futures contracts                                           (37,269)            -
Change in unrealized appreciation/depreciation on
  investments                                                (161,589)      (3,391,209)
                                                         ------------     ------------
Net decrease in net assets resulting from operations       (1,204,947)     (28,205,436)
                                                         ------------     ------------

DISTRIBUTIONS PAID FROM
Net realized gains on investments                                -            (155,557)
                                                         ------------     ------------
Net decrease in net assets resulting from distributions
  paid                                                           -            (155,557)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                14,825,183       37,070,324
Shares issued to holders in reinvestment of distributions        -             153,525
Shares redeemed                                           (14,610,199)     (55,754,473)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                  214,984      (18,530,624)
                                                         ------------     ------------

TOTAL DECREASE IN NET ASSETS                                 (989,963)     (46,891,617)
                                                         ------------     ------------

NET ASSETS
Beginning of period                                        10,910,789       57,802,406
                                                         ------------     ------------
End of period                                            $  9,920,826     $ 10,910,789
                                                         ============     ============










See notes to financial statements.

                                                   Choice Focus Fund    9

CHOICE FOCUS FUND


FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS ENDED    YEAR ENDED       YEAR ENDED
                                                        APRIL 30, 2002 OCTOBER 31, 2001 OCTOBER 31, 2000
                                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 5.52           $12.77           $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment loss                                             (0.05)           (0.15)           (0.02)
Net realized and unrealized gain (loss)
  on investments                                                (0.09)           (7.07)            2.80
                                                         ------------     ------------     ------------
Total Income (Loss) from Investment
  Operations                                                    (0.14)           (7.22)            2.78
                                                         ------------     ------------     ------------

LESS DISTRIBUTIONS PAID
From net realized gains on investments                             -             (0.03)           (0.01)
                                                         ------------     ------------     ------------
Total Distributions Paid                                           -             (0.03)           (0.01)
                                                         ------------     ------------     ------------

NET ASSET VALUE, END OF PERIOD                                 $ 5.38           $ 5.52           $12.77
                                                         ============     ============     ============

TOTAL RETURN(1)                                                 (2.54)%         (56.63)%          27.81%

SUPPLEMENTAL DATA
  AND RATIOS
Net assets, end of period
  (in thousands)                                               $9,921          $10,911          $57,802
Ratio of expenses to average net
  assets, net of fees paid indirectly (2)                        1.81%            1.88%            2.05%
Ratio of expenses to average net
  assets, before fees paid indirectly (2)                        2.40%            1.88%            2.05%
Ratio of net investment loss
  to average net assets,
  net of fees paid indirectly (2)                               (1.21)%          (0.85)%          (0.26)%
Ratio of net investment loss
  to average net assets,
  before fees paid indirectly (2)                               (1.80)%          (0.85)%          (0.26)%
Portfolio turnover rate (1)                                       802%           1,239%           1,603%

(1)  Not annualized for periods less than a full year.
(2)  Annualized for periods less than a full year.

*Selected data for a share of capital stock outstanding throughout the period.


See notes to financial statements.

10   Choice Focus Fund

                                                     CHOICE BALANCED FUND

                        INVESTMENT RETURNS TABLE*

                                                                   Average Annual
                                             One Year Ended        Since Inception
                                            3-31-02   4-30-02     3-31-02   4-30-02
------------------------------------------------------------------------------------
Choice Balanced Fund                        2.41%     (13.31)%     (4.38)%   (7.00)%
S&P 500(R) Stock Index                      0.24%     (12.63)%    (11.39)%  (13.60)%
------------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*

                         From 4-1-00 to 4-30-02
---------------------------------------------------------------------------
                                BALANCED
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

 1-Apr-00                        10,000.00                      10,000.00
30-Apr-00                        10,410.00                       9,699.10
31-Jul-00                        11,650.00                       9,582.10
31-Oct-00                        11,080.00                       9,599.20
31-Jan-01                        11,019.05                       9,200.90
30-Apr-01                         9,918.15                       8,440.87
31-Jul-01                         9,669.91                       8,209.01
31-Oct-01                         8,570.59                       7,208.65
31-Jan-02                         9,323.09                       7,715.39
30-Apr-02                         8,598.17                       7,375.20
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 4-1-00. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return, as reflected in the graph for the months of April, 2000 through October, 2000, would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock Index, the Nasdaq Composite Index or the Nasdaq 100 Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                          CHOICE BALANCED FUND

OBJECTIVE

The Choice Balanced Fund seeks capital appreciation and current income by investing primarily in a diverse group of domestic equity and fixed income securities.

STRATEGY

The portfolio manager allocates the Balanced Fund's assets between equity and fixed income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. Normally the portfolio manager's selection will emphasize equity securities over fixed income securities.

                                               Choice Balanced Fund    11

CHOICE BALANCED FUND


SCHEDULE OF INVESTMENTS
April 30, 2002  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS                     56.1%
               Banking                                          2.6%
      15,000   U.S. Bancorp                                                 $   355,500
                                                                            -----------

               Banks-Money Center                               3.2%
      10,000   Citigroup, Inc.                                                  433,000
                                                                            -----------

               Banks-Super Regional                             2.6%
       7,000   Wells Fargo & Co.                                                358,050
                                                                            -----------

               Cable Television                                 1.2%
       7,000   Cablevision Systems Corp.*                                       164,500
                                                                            -----------

               Computers-Integrated Systems                     0.7%
      10,000   Oracle Corp.*                                                    100,400
                                                                            -----------

               Computers-Local Networks                         3.5%
       3,500   Brocade Communications Systems, Inc.*                             89,565
      16,000   Cisco Systems, Inc.*                                             234,400
      25,000   Finisar Corporation*                                             159,750
                                                                            -----------
                                                                                483,715
                                                                            -----------

               Computers-Memory Devices                         0.9%
      14,000   EMC Corp.*                                                       127,960
                                                                            -----------

               Computers-Mini/Micro                             5.5%
       8,000   Compaq Computer Corp.                                             81,200
      19,000   Intel Corp.                                                      543,590
      15,000   Sun Microsystems, Inc.*                                          122,700
                                                                            -----------
                                                                                747,490
                                                                            -----------

               Computers-Software                               5.3%
      14,000   J.D. Edwards & Co.*                                              155,400
      11,000   Microsoft Corp.*                                                 574,860
                                                                            -----------
                                                                                730,260

               Electronics-Semiconductor Manufacturing          8.5%
      19,000   Altera Corp.*                                                    390,640
       2,500   Micron Technology, Inc.*                                          59,250
      13,500   PMC-Sierra, Inc.*                                                210,060
      66,500   Vitesse Semiconductor Corp.*                                     397,670
       3,000   Xilinx, Inc.*                                                    113,280
                                                                            -----------
                                                                              1,170,900
                                                                            -----------

               Finance-Investment Broker                        1.7%
       1,000   Lehman Brothers Holdings, Inc.                                    59,000
       4,000   Merrill Lynch & Co., Inc.                                        167,760
                                                                            -----------
                                                                                226,760
                                                                            -----------

See notes to financial statements.

12   Choice Balanced Fund

                                                     CHOICE BALANCED FUND

April 30, 2002  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               Finance-Mortgage & Related Services              1.9%
       4,000   Federal Home Loan Mortgage Corp.                             $   261,400
                                                                            -----------

               Financial Services                               1.7%
       8,000   Irwin Financial Corp. Pfd.                                       236,800
                                                                            -----------

               Manufacturing                                    1.9%
      14,400   Tyco International Ltd.                                          265,680
                                                                            -----------

               Medical-Ethical Drugs                            2.1%
       8,100   Pfizer, Inc.                                                     294,435
                                                                            -----------

               Medical-Information Services                     1.5%
       7,500   Biomet, Inc.                                                     211,725
                                                                            -----------

               Pharmaceuticals                                  3.2%
       3,500   Bristol-Myers Squibb Co.                                         100,800
       7,000   King Pharmaceuticals, Inc.*                                      219,380
       2,000   Teva Pharmaceutical Industries Ltd.                              112,020
                                                                            -----------
                                                                                432,200
                                                                            -----------

               Retail                                          0.5%
       2,000   Family Dollar Stores, Inc.                                        69,200
                                                                            -----------

               Retail-Miscellaneous                            0.9%
       4,000   Barnes & Noble, Inc.*                                            120,880
                                                                            -----------

               Retail-Restaurants                              1.3%
       6,000   CBRL Group, Inc.                                                 182,100
                                                                            -----------

               Retail Wholesale-Building Products              1.9%
       5,500   The Home Depot, Inc.                                             255,035
                                                                            -----------

               Telecommunications-Equipment                    3.0%
      14,000   Microtune, Inc.*                                                 156,100
      26,000   Nortel Networks Corp.*                                            88,400
       8,000   Powerwave Technologies, Inc.*                                     95,520
      30,500   Redback Networks, Inc.*                                           68,930
                                                                            -----------
                                                                                408,950
                                                                            -----------

               Telecommunications-Services                    0.5%
      12,500   Qwest Communications International, Inc.                          62,875
         560   Worldcom Inc. - MCI Group                                          2,101
                                                                            -----------
                                                                                 64,976
                                                                            -----------

               TOTAL COMMON AND PREFERRED STOCKS
               (cost $8,249,748)                                              7,701,916
                                                                            -----------

See notes to financial statements.

                                               Choice Balanced Fund    13

CHOICE BALANCED FUND

April 30, 2002  (Unaudited)

Principal Amount                                                            Value
----------------------------------------------------------------------------------------
               BONDS                                            31.8%
               Automotive                                        3.8%
   $ 500,000   DaimlerChrysler NA Holding Co.
               7.125%, 04/10/03                                             $   513,953
                                                                            -----------

               Biotech                                           4.5%
     600,000   Amgen, Inc.
               6.21%, 08/27/03                                                  623,597
                                                                            -----------

               Financial                                        13.8%
     800,000   Home Savings of America
               6.50%, 08/15/04                                                  835,646
     500,000   Household Finance
               6.00%, 05/01/04                                                  508,174
     550,000   Merrill Lynch
               7.48%, 06/13/02                                                  553,323
                                                                            -----------
                                                                              1,897,143
                                                                            -----------

               Household Products                                3.8%
     500,000   Colgate-Palmolive Co.
               6.02%, 08/15/03                                                  517,702
                                                                            -----------

               Telecommunications                                5.9%
     800,000   TCI Communications, Inc.
               6.375%, 05/01/03                                                 815,259
                                                                            -----------

               TOTAL BONDS
               (cost $4,197,426)                                              4,367,654
                                                                            -----------

               SHORT-TERM INVESTMENTS                           12.6%
   1,500,000   U.S. Treasury Bill
               1.42%, 05/02/02                                                1,499,942

     226,236   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                     226,236
                                                                            -----------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $1,726,178)                                              1,726,178
                                                                            -----------

               TOTAL INVESTMENTS                               100.5%
               (cost $14,173,352)                                            13,795,748

               Liabilities in excess of Other Assets            (0.5%)          (68,797)
                                                                            -----------

               NET ASSETS                                      100.0%       $13,726,951
                                                                            ===========

* Non-income producing

See notes to financial statements.

14    Choice Balance Fund

                                                     CHOICE BALANCED FUND

STATEMENT OF Assets and Liabilities
April 30, 2002 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $14,173,352)                                    $13,795,748
Receivable for investments sold                                               1,156,267
Receivable for directed brokerage credits                                         3,571
Interest and dividends receivable                                                98,272
Other assets                                                                      5,674
                                                                            -----------
Total assets                                                                 15,059,532
                                                                            -----------

LIABILITIES
Payable for investments purchased                                             1,289,242
Payable for fund shares redeemed                                                    312
Accrued investment advisory fee                                                   8,972
Accrued distribution fee                                                          3,475
Accrued expenses                                                                 30,580
                                                                            -----------
Total liabilities                                                             1,332,581
                                                                            -----------
NET ASSETS                                                                  $13,726,951
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $19,907,407
Undistributed net investment income                                               6,906
Accumulated net realized loss on investments                                 (5,809,758)
Net unrealized depreciation on investments                                     (377,604)
                                                                            -----------
NET ASSETS                                                                  $13,726,951
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                          1,645,231

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $8.34
                                                                            ===========









See notes to financial statements.

                                               Choice Balanced Fund    15

CHOICE BALANCED FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    75,066
Interest                                                                        165,474
                                                                            -----------
TOTAL INVESTMENT INCOME                                                         240,540
                                                                            -----------

EXPENSES
Investment advisory fees                                                         58,236
Fund administration and accounting fees                                          32,530
Transfer agent fees and expenses                                                 22,633
Distribution fees                                                                19,412
Federal and state registration fees                                               7,822
Custody fees                                                                      6,721
Professional fees                                                                 4,394
Reports to shareholders                                                           2,867
Trustees' fees and related expenses                                               1,146
Other                                                                             4,102
                                                                            -----------
Total expenses                                                                  159,863
Less expenses paid indirectly                                                   (30,989)
                                                                            -----------
Net expenses                                                                    128,874
                                                                            -----------
NET INVESTMENT INCOME                                                           111,666
                                                                            -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                                982,468
Change in unrealized appreciation/depreciation on investments                  (934,528)
                                                                            -----------
NET GAIN ON INVESTMENTS                                                          47,940
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $   159,606
                                                                            ===========









See notes to financial statements.

16    Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED    YEAR ENDED
                                                        APRIL 30, 2002  OCTOBER 31, 2001
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                    $   111,666      $   299,840
Net realized gain (loss) on investments                      982,468       (5,764,674)
Change in unrealized appreciation/depreciation on
  investments                                               (934,528)        (327,974)
                                                         -----------      -----------
Net increase (decrease) in net assets resulting from
  operations                                                 159,606       (5,792,808)
                                                         -----------      -----------

DISTRIBUTIONS PAID FROM
Net investment income                                       (184,787)        (393,671)
                                                         -----------      -----------
Net decrease in net assets resulting from
  distributions paid                                        (184,787)        (393,671)
                                                         -----------      -----------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                1,500,709        7,715,340
Shares issued to holders in reinvestment of distributions    122,315          385,506
Shares redeemed                                           (3,393,310)     (12,638,969)
                                                         -----------      -----------
Net decrease in net assets resulting from capital
  share transactions                                      (1,770,286)      (4,538,123)
                                                         -----------      -----------

TOTAL DECREASE IN NET ASSETS                              (1,795,467)     (10,724,602)
                                                         -----------      -----------

NET ASSETS
Beginning of period                                       15,522,418       26,247,020
                                                         -----------      -----------
End of period (includes undistributed net investment
  income of $6,906 and $84,176, respectively)            $13,726,951      $15,522,418
                                                         ===========      ===========









See notes to financial statements.

                                               Choice Balanced Fund    17

CHOICE BALANCED FUND

FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS ENDED    YEAR ENDED       YEAR ENDED
                                                        APRIL 30, 2002 OCTOBER 31, 2001 OCTOBER 31, 2000(1)
                                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
  PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD                           $ 8.42           $11.08           $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment income                                            0.07             0.14             0.07
Net realized and unrealized gain
  (loss) on investments                                         (0.04)           (2.63)            1.01(2)
                                                         ------------     ------------     ------------
Total Income (Loss) from
  Investment Operations                                          0.03            (2.49)            1.08
                                                         ------------     ------------     ------------

LESS DISTRIBUTIONS PAID
From net investment income                                      (0.11)           (0.17)              -
                                                         ------------     ------------     ------------
Total Distributions Paid                                        (0.11)           (0.17)              -
                                                         ------------     ------------     ------------

NET ASSET VALUE, END
  OF PERIOD                                                    $ 8.34           $ 8.42           $11.08
                                                         ============     ============     ============

TOTAL RETURN(3)                                                  0.32%          (22.65)%          10.80%

SUPPLEMENTAL DATA AND
  RATIOS
Net assets, end of period
  (in thousands)                                              $13,727          $15,522          $26,247
Ratio of expenses to average net assets,
  net of waivers and fees paid indirectly(4)                     1.66%            1.81%            2.00%
Ratio of expenses to average net assets,
  before waivers and fees paid indirectly(4)                     2.06%            1.81%            2.09%
Ratio of net investment income to
  average net assets, net of waivers
  and fees paid indirectly(4)                                    1.44%            1.46%            1.47%
Ratio of net investment income to
  average net assets, before waivers
  and fees paid indirectly(4)                                    1.04%            1.46%            1.38%
Portfolio turnover rate (3)                                       499%             951%             651%

(1)  Commenced operations on April 1, 2000.
(2) The amount shown may not correlate with aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund Shares.
(3)  Not annualized for periods less than a full year.
(4)  Annualized for periods less than a full year.

*Selected data for a share of capital stock outstanding throughout the period.

See notes to financial statements.

18    Choice Balanced Fund

                              Choice Funds
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2002 (Unaudited)

(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund and Balanced Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Balanced Fund is a diversified fund that seeks capital appreciation and current income by normally investing in a diverse group of domestic equity and fixed income securities.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Organization and Initial Offering Expenses

          Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see
          Note 3).

     (b)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (c)  Expenses

          The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolio in proportion to their average net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (d)  Futures Contracts

          Each Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for

                                                       Choice Funds    19
          long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.

          The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (e)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.

     (f)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          Accordingly, at April 30, 2002, reclassifications were recorded to decrease paid in capital by $90,913 and $0 and increase (decrease) accumulated net investment income by $90,913 and $(4,149) and decrease accumulated net realized loss by $0 and $4,149 for the Focus and Balanced Funds, respectively.

     (g)  Other

          Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Adviser

     The Funds have an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00% and 0.75% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively. The Adviser agreed to voluntarily waive its management fee and/or reimbursed the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 2.25% and 2.00% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively, through October 31, 2000. After such date, the expense limitation was terminated. The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds' expenses, including such recouped amounts, do not exceed the stated expense limitations. At April 30, 2002, amounts that are subject to potential recoupment, including amounts the Adviser reimbursed for start-up costs prior to the offering of Fund shares, are as follows:

          Recoverable Through       Focus Fund         Balanced Fund
          -------------------       ----------         -------------
          October 31, 2002           $43,475             $43,475
          October 31, 2003              -                 11,242

20    Choice Funds

(4)  Distribution Plan

          The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds to UMB Distribution Services, LLC in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees of up to 0.25% of each Fund's average daily net assets.

(5)  Capital Share Transactions

     Transactions in shares of the Funds for the six months ended
     April 30, 2002 were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Shares sold                         2,254,642              165,333
     Shares issued to holders in
     reinvestment of distributions          -                    13,223
     Shares redeemed                    (2,385,757)            (377,291)
                                       -----------          -----------
     Net Decrease                         (131,115)            (198,735)
                                       ===========          ===========

     Transactions in shares of the Funds for the year ended October 31, 2001 were as follows:
                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Shares sold                         4,336,615              777,449
     Shares issued to holders in
      reinvestment of distributions         14,891               39,291
     Shares redeemed                    (6,902,066)          (1,341,037)
                                       -----------          -----------
     Net Decrease                       (2,550,560)            (524,297)
                                       ===========          ===========



(6)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended April 30, 2002 were as follows:
                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Purchases                         $87,386,098          $68,685,110
     Sales                             $86,968,593          $71,670,538

     At April 30, 2002, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $12,322,616 and $14,787,624 for the Focus Fund and the Balanced Fund, respectively, were as follows:

                                        Focus Fund        Balanced Fund
                                        ----------        -------------
     Appreciation                      $    78,378          $   381,916
     Depreciation                       (2,319,749)          (1,373,792)
                                       -----------          -----------
     Net depreciation on investments   $(2,241,371)         $  (991,876)
                                       ===========          ===========




                                                       Choice Funds    21

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